Pro Forma Financial Information (Narratives) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Merger and UPREIT Reorganization, and Proforma Financial Information
Pro forma weighted average shares outstanding	200,259,685	200,259,685
Merger related cost	$ 13.6